Document And Entity Information	Sep. 05, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 05, 2019
Entity Registrant Name	UGI CORP /PA/
Entity Central Index Key	0000884614
Entity Incorporation, State or Country Code	PA
Entity File Number	1-11071
Entity Tax Identification Number	23-2668356
Entity Address, Address Line One	460 No.Gulph Road
Entity Address, City or Town	King of Prussia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19406
City Area Code	(610)
Local Phone Number	337-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, without par value
Trading Symbol	UGI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false